Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statements of Operations
Revenues	$ 0	$ 0
Operating Costs and Expenses
Selling, general and administrative expenses	1,985,607	1,651,636
Research and development expenses	269,867	355,936
Total Operating Expenses	2,255,474	2,007,572
Loss from Operations	(2,255,474)	(2,007,572)
Other income (expenses)
Interest expense	(113,284)	(32,322)
Interest expense - related party	(86,924)	(76,924)
Gain (loss) on derivative liabilities	28,334	0
Fraud loss	(242,000)	0
Gain (loss) on settlement of debt	0	115,085
Total Other Income (Expense)	(413,874)	5,839
Income tax expense	0	0
Net Loss	$ (2,669,348)	$ (2,001,733)
Net Loss per common share:
Basic and diluted	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding	256,981,335	248,173,249